Produced Content, Net	12 Months Ended
Dec. 31, 2020
Film Costs [Abstract]
PRODUCED CONTENT, NET
10.	PRODUCED CONTENT, NET

As of December 31,
2019
RMB
Released, less amortization	891,574
In production	3,074,946
In development	388,701
4,355,221

	As of December 31,
	2020	2020
	RMB	US$
Released, less amortization and impairment
— Predominantly monetized with other contents	1,857,095	284,612
— Predominantly monetized on its own	78,023	11,958
	1,935,118	296,570
In production, less impairment
— Predominantly monetized with other contents	3,741,973	573,482
— Predominantly monetized on its own	82,088	12,581
	3,824,061	586,063
In development, less impairment
— Predominantly monetized with other contents	666,087	102,082
— Predominantly monetized on its own	130,818	20,049
	796,905	122,131
	6,556,084	1,004,764

Amortization expense of RMB3,023,628 (US$463,391) and RMB1,095,325 (US$167,866) was recognized as cost of revenues in the consolidated statements of comprehensive loss for the year ended December 31, 2020, for produced content predominantly monetized with other content assets and for produced content predominantly monetized on its own, respectively. Amortization expense for produced content was RMB2,265,543 and RMB2,977,181 for the year ended December 31, 2018 and 2019, respectively.

Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
Within 1 year	826,792	126,711
Between 1 and 2 years	296,293	45,409
Between 2 and 3 years	197,041	30,198